SEGMENTED INFORMATION	12 Months Ended
Mar. 31, 2018
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
21.	SEGMENTED INFORMATION

The Company's reportable operating segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer who is the Chief Operating Decision Maker (“CODM”). The operational segments are determined based on the Company’s management and internal reporting structure. Operating segments are summarized as follows:

Operational Segments	Subsidiaries Included in the Segment	Properties Included in the Segment
Mining
Henan Luoning	Henan Found and Henan Huawei	Ying Mining District
Hunan	Yunxiang	BYP
Guangdong	Guangdong Found	GC
Other	SX Gold and 0875786 B.C. Ltd.	XHP
Administrative
Vancouver	Silvercorp Metals Inc., BVI and Barbados' holding companies	RZY
Beijing	Silvercorp Metals (China) Inc.

(a) Segmented information for assets and liabilities are as follows:

March 2018
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver

Current assets	$82,567	$1,833	$7,911	$699	$1,574	$28,220	$122,804
Plant and equipment	47,933	4,911	16,988	137	1,104	138	71,211
Mineral rights and properties	194,635	7,470	29,749	226	-	-	232,080
Investment in an associate	-	-	-	-	-	38,001	38,001
Other investments	-	-	-	4,863	-	1,269	6,132
Reclamation deposits	5,544	-	160	-	-	8	5,712
Long-term prepaids and deposits	311	108	325	210	-	-	954
Total assets	$330,990	$14,322	$55,133	$6,135	$2,678	$67,636	$476,894

Current liabilities	$22,419	$1,652	$3,485	$2,745	$474	$1,532	$32,307
Deferred income tax liabilities	32,382	928	-	-	-	-	33,310
Environmental rehabilitation	10,929	989	887	293	-	-	13,098
Total liabilities	$65,730	$3,569	$4,372	$3,038	$474	$1,532	$78,715

March 31, 2017
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver

Current assets	$64,298	$1,869	$4,796	$523	$823	$38,523	$110,832
Plant and equipment	43,297	4,832	15,915	-	1,081	76	65,201
Mineral rights and properties	170,690	6,855	28,655	-	-	-	206,200
Investment in an associate	-	-	-	-	-	8,517	8,517
Other investments	-	-	-	-	-	1,207	1,207
Reclamation deposits	4,901	-	145	-	-	8	5,054
Long-term prepaids and deposits	432	99	306	122	-	-	959
Total assets	$283,618	$13,655	$49,817	$645	$1,904	$48,331	$397,970

Current liabilities	$29,951	$1,425	$3,860	$2,959	$184	$1,778	$40,157
Deferred income tax liabilities	26,846	846	-	-	-	-	27,692
Environmental rehabilitation	10,183	918	813	272	-	-	12,186
Total liabilities	$66,980	$3,189	$4,673	$3,231	$184	$1,778	$80,035

(b) Segmented information for operating results are as follows:

Year ended March 31, 2018
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan(1)	Guangdong	Other	Beijing	Vancouver
Sales	$142,113	$-	$27,926	$-	$-	$-	$170,039
Cost of sales	(64,321)	-	(17,834)	-	-	-	(82,155)
Gross profit	77,792	-	10,092	-	-	-	87,884

Operating (expenses) income	(8,136)	(1,164)	(2,726)	6,075	(1,321)	(9,901)	(17,173)
Impairment recovery, net	-	-	-	-	-	4,714	4,714
Finance items, net	580	(83)	9	(11)	250	1,645	2,390
Income tax expenses	(17,894)	(1)	-	-	(1)	(1,023)	(18,919)
Net income (loss)	$52,342	$(1,248)	$7,375	$6,064	$(1,072)	$(4,565)	$58,896

Attributable to:
Equity holders of the Company	40,799	(874)	7,034	5,672	(1,072)	(4,565)	46,994
Non-controlling interests	11,543	(374)	341	392	-	-	11,902
Net income (loss)	$52,342	$(1,248)	$7,375	$6,064	$(1,072)	$(4,565)	$58,896
(1) Hunan's BYP project was placed on care and maintenance in August 2014;

Year ended March 31, 2017
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Sales	$142,761	$-	$20,710	$-	$-	$-	$163,471
Cost of sales	(60,994)	-	(14,291)	-	-	-	(75,285)
Gross profit	81,767	-	6,419	-	-	-	88,186

Operating expenses	(8,864)	(1,098)	(2,194)	(131)	(1,354)	(6,353)	(19,994)
Impairment recovery, net	-	-	-	-	-	5,097	5,097
Finance items, net	146	(69)	35	18	266	1,050	1,446
Income tax (expenses) recovery	(18,509)	33	-	-	(2)	(759)	(19,237)
Net income (loss)	$54,540	$(1,134)	$4,260	$(113)	$(1,090)	$(965)	$55,498

Attributable to:
Equity holders of the Company	42,537	(794)	4,074	(88)	(1,090)	(965)	43,674
Non-controlling interests	12,003	(340)	186	(25)	-	-	11,824
Net income (loss)	$54,540	$(1,134)	$4,260	$(113)	$(1,090)	$(965)	$55,498

(c) Sales by metal

The sales generated for the years ended March 31, 2018 and 2017 was all earned in China and is comprised of:

	Year ended March 31, 2018
	Henan Luoning	Guangdong	Total
Silver (Ag)	$75,891	$6,463	$82,354
Gold (Au)	3,232	-	3,232
Lead (Pb)	55,488	6,763	62,251
Zinc (Zn)	7,000	14,462	21,462
Other	502	238	740
	$142,113	$27,926	$170,039

	Year ended March 31, 2017
	Henan Luoning	Guangdong	Total
Silver (Ag)	$83,606	$5,950	$89,556
Gold (Au)	3,344	-	3,344
Lead (Pb)	51,479	5,373	56,852
Zinc (Zn)	4,332	8,909	13,241
Other	-	478	478
	$142,761	$20,710	$163,471

(d) Major customers

For the year ended March 31, 2018, three major customers (year ended March 31, 2017 - three) accounted for 22%, 25% and 28%, (year ended March 31, 2017 - 15%, 29% and 33%) and collectively 75% (year ended March 31, 2017 - 77%) of the total sales of the Company as reported across the Henan Luoning and Guangdong segments.